3. Loans, TDR Loan Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Integer	Dec. 31, 2017 USD ($) Integer
TDR Loans
Post-Modification Outstanding Recorded Investment	$ 4,800	$ 4,900
Single-family residential
TDR Loans
Number of Contracts | Integer	2	2
Pre-Modification Outstanding Recorded Investment	$ 94	$ 22
Post-Modification Outstanding Recorded Investment	$ 94	$ 22
Total TDR Loans
TDR Loans
Number of Contracts | Integer	2	2
Pre-Modification Outstanding Recorded Investment	$ 94	$ 22
Post-Modification Outstanding Recorded Investment	$ 94	$ 22